Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accrued expenses and other current liabilities
Payable to travel service providers ("TSP"s)	$ 213,328	¥ 1,381,899	¥ 673,990
Payable to end users	31,351	203,083	65,708
Accrued operating expenses	84,220	545,557	260,332
Contract termination loss provision			64,485
Payable to employees from the exercise of share options	5,211	33,753	32,305
Other tax payable	146,535	949,224	43,899
Accrued sales rebates	3,308	21,435	14,828
Total	$ 483,953	¥ 3,134,951	¥ 1,155,547